CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and cash equivalents	$ 1,038	$ 1,129
Trade accounts receivable, net of allowance for doubtful accounts	8,015	8,227
Inventories	4,450	4,670
Prepaid expenses and other current assets	460	857
Total current assets	13,963	14,883
Severance pay fund	49	49
Fixed assets, net	10,067	10,070
Deferred tax assets, net	1,064	1,056
Intangible assets	276	208
Total assets	25,419	26,266
Current liabilities
Short-term credit and current maturities of long-term debt	1,275	2,722
Accounts payable:
Trade	6,112	7,077
Other current liabilities	4,594	5,156
Total Current liabilities	11,981	14,955
Long-term liabilities
Long-term debt, excluding current maturities	2,905	1,838
Employees' severance benefits	289	249
Total long-term liabilities	$ 3,194	$ 2,087
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY
Ordinary shares, NIS 0.6 par value Authorized 50,000,000 shares, issued and outstanding 10,142,762 shares as of December 31, 2015 and 10,142,762 as of December 31, 2014	$ 1,985	$ 1,985
Additional paid-in capital	17,270	17,270
Cumulative foreign currency translation adjustments	1,892	1,907
Capital reserves	695	695
Accumulated deficit	(11,507)	(12,550)
Total Eltek Ltd. shareholders' equity	10,335	9,307
Non-controlling interest	(91)	(83)
Total equity	10,244	9,224
Total liabilities, shareholders' equity and non- controlling interest	$ 25,419	$ 26,266